INCOME TAX EXPENSE AND DEFERRED TAXES - Distribution of national and foreign tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Distribution of domestic and foreign tax expense
Current tax expense	$ (61,725,855)	$ (40,261,886)	$ (46,464,701)
Deferred tax expense	6,820,456	(20,905,005)	(9,100,154)
Income tax expense	(54,905,399)	(61,166,891)	(55,564,855)
National
Distribution of domestic and foreign tax expense
Current tax expense	(22,597,165)	(15,946,310)	(22,021,717)
Deferred tax expense	(460,031)	3,107,793	21,178
Foreign
Distribution of domestic and foreign tax expense
Current tax expense	(39,128,690)	(24,315,576)	(24,442,984)
Deferred tax expense	$ 7,280,487	$ (24,012,798)	$ (9,121,332)